CONDENSED CONSOLIDATED STATEMENTS OF EQUITY (Unaudited) - USD ($) shares in Millions, $ in Millions	Total	Ordinary Shares	Additional Paid-in Capital	Retained Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interest in Subsidiaries
Balance at the beginning of the period (in shares) at Dec. 31, 2019		107
Balance at the beginning of the period at Dec. 31, 2019	$ 673	$ 0	$ 1,322	$ (271)	$ (385)	$ 7
Increase (Decrease) in Stockholders' Equity
Net (loss) income	8			7		1
Other comprehensive (loss) income, net of tax	(23)				(23)
Dividends paid to noncontrolling interests	(1)					(1)
Activity related to stock plans	2		2
Balance at the end of the period (in shares) at Mar. 31, 2020		107
Balance at the end of the period at Mar. 31, 2020	659	$ 0	1,324	(264)	(408)	7
Balance at the beginning of the period (in shares) at Dec. 31, 2019		107
Balance at the beginning of the period at Dec. 31, 2019	673	$ 0	1,322	(271)	(385)	7
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(48)
Other comprehensive (loss) income, net of tax	38
Balance at the end of the period (in shares) at Sep. 30, 2020		107
Balance at the end of the period at Sep. 30, 2020	663	$ 0	1,328	(325)	(347)	7
Balance at the beginning of the period (in shares) at Mar. 31, 2020		107
Balance at the beginning of the period at Mar. 31, 2020	659	$ 0	1,324	(264)	(408)	7
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(17)			(19)		2
Other comprehensive (loss) income, net of tax	22				22
Dividends paid to noncontrolling interests	(2)					(2)
Activity related to stock plans	2		2
Balance at the end of the period (in shares) at Jun. 30, 2020		107
Balance at the end of the period at Jun. 30, 2020	664	$ 0	1,326	(283)	(386)	7
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(39)			(42)		3
Other comprehensive (loss) income, net of tax	39				39
Dividends paid to noncontrolling interests	(3)					(3)
Activity related to stock plans	2		2
Balance at the end of the period (in shares) at Sep. 30, 2020		107
Balance at the end of the period at Sep. 30, 2020	663	$ 0	1,328	(325)	(347)	7
Balance at the beginning of the period (in shares) at Dec. 31, 2020		107
Balance at the beginning of the period at Dec. 31, 2020	624	$ 0	1,330	(383)	(329)	6
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(20)			(21)		1
Other comprehensive (loss) income, net of tax	(7)				(7)
Dividends paid to noncontrolling interests	(1)					(1)
Activity related to stock plans	1		1
Balance at the end of the period (in shares) at Mar. 31, 2021		107
Balance at the end of the period at Mar. 31, 2021	597	$ 0	1,331	(404)	(336)	6
Balance at the beginning of the period (in shares) at Dec. 31, 2020		107
Balance at the beginning of the period at Dec. 31, 2020	624	$ 0	1,330	(383)	(329)	6
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(89)
Other comprehensive (loss) income, net of tax	(16)
Balance at the end of the period (in shares) at Sep. 30, 2021		107
Balance at the end of the period at Sep. 30, 2021	521	$ 0	1,335	(474)	(345)	5
Balance at the beginning of the period (in shares) at Mar. 31, 2021		107
Balance at the beginning of the period at Mar. 31, 2021	597	$ 0	1,331	(404)	(336)	6
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(22)			(23)		1
Other comprehensive (loss) income, net of tax	12				12
Dividends paid to noncontrolling interests	(1)					(1)
Activity related to stock plans	2		2
Balance at the end of the period (in shares) at Jun. 30, 2021		107
Balance at the end of the period at Jun. 30, 2021	588	$ 0	1,333	(427)	(324)	6
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(47)			(47)		0
Other comprehensive (loss) income, net of tax	(21)				(21)
Dividends paid to noncontrolling interests	(1)					(1)
Activity related to stock plans	2		2
Balance at the end of the period (in shares) at Sep. 30, 2021		107
Balance at the end of the period at Sep. 30, 2021	$ 521	$ 0	$ 1,335	$ (474)	$ (345)	$ 5